Notes Receivable (Details 4) (Vacation Ownership Interest [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Past due balances of VOI notes receivable by credit quality indicators
30-59 Days Past Due	$ 9	$ 12
60-89 Days Past Due	6	8
Over 90 Days Past Due	47	67
Total past due	62	87
Current	697	693
Total receivables	759	780
Sheraton [Member]
Past due balances of VOI notes receivable by credit quality indicators
30-59 Days Past Due	5	6
60-89 Days Past Due	3	4
Over 90 Days Past Due	26	30
Total past due	34	40
Current	321	314
Total receivables	355	354
Westin [Member]
Past due balances of VOI notes receivable by credit quality indicators
30-59 Days Past Due	3	5
60-89 Days Past Due	2	3
Over 90 Days Past Due	17	33
Total past due	22	41
Current	345	342
Total receivables	367	383
Other [Member]
Past due balances of VOI notes receivable by credit quality indicators
30-59 Days Past Due	1	1
60-89 Days Past Due	1	1
Over 90 Days Past Due	4	4
Total past due	6	6
Current	31	37
Total receivables	$ 37	$ 43